SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - shares		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning	[1]		10,120
Weighted Average Exercise Price, Outstanding, Ending	[1]		50.00
Number of Warrants, Granted	[1]	275,000
Weighted Average Exercise Price, Granted	[1]	8.80
Number of Warrants, Forfeited	[1]
Weighted Average Exercise Price, Forfeited	[1]
Number of Warrants, Exercised	[1]		(10,120)
Weighted Average Exercise Price, Exercised	[1]		50.00
Weighted Average Remaining Contractual Term, Outstanding, Ending		1 year 3 months 18 days	1 year 3 months 18 days
Number of Warrants, Outstanding, Ending	[1]	275,000
Weighted Average Exercise Price, Outstanding, Ending	[1]	8.80
Number of Warrants, Exercisable, Ending	[1]	275,000
Weighted Average Exercise Price, Exercisable, Ending	[1]	8.80
Weighted Average Remaining Contractual Term, Exercisable, Ending		1 year 3 months 18 days

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)